Income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss before income taxes	$ (150,197)	$ (184,537)	$ (97,036)
Expected income tax recovery	(39,051)	(47,979)	(24,259)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	2,495	3,619	3,019
Other permanent differences	(446)	(2,562)	(2,158)
Withholding taxes	969	590	1,187
Change in enacted rates	0	0	62
Foreign tax rate differences, foreign exchange and other adjustments	7,409	3,858	(382)
Non-taxable income from equity investment	(3,739)	(2,851)	(3,308)
Change in valuation allowance	25,784	37,391	27,577
Goodwill impairment	(18,543)	(34,964)	0
Change in uncertain tax position	1,252	0	0
Income tax expense (recovery)	$ (579)	$ 873	$ 1,738